Statements of Changes in Net Assets Available for Benefits - Employees' 401(k) Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest, dividends and capital gains	$ 2,651,559	$ 2,009,703
Net realized and unrealized appreciation in fair value of investments, net	2,853,102	594,350
Interest income on notes receivable from participants	22,439	26,523
Participant contributions	2,379,935	2,259,561
Rollover contributions	410,312	1,359,381
Employer contributions	305,874	290,728
Total additions	8,623,221	6,540,246
Deductions from net assets attributed to
Benefit payments	6,741,226	4,002,518
Total deductions	6,741,226	4,002,518
Net increase in net assets	1,881,995	2,537,728
Net assets available for benefits beginning of year	46,241,989	43,704,261
Net assets available for benefits end of year	$ 48,123,984	$ 46,241,989